Nature of operations (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization and nature of operations
Term of Partnership	9 years	8 years
Investment term		3 years
Maximum additional term of investment		1 year
Harvest period	4 years	3 years
Maximum additional term of harvest		1 year
Successive term to allow for an orderly dissolution and liquidation		1 year